FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
Summary of exposure to foreign currencies

December 31, 2025	US$	AUD$
Cash	2,707,171	26,064
Accounts receivable	—	40,013
Marketable securities	10,000,000	2,640,000
Accounts payable and accrued liabilities	(537,714)	(20,143)
Convertible debentures	(3,960,893)	—
Net balance	8,208,564	2,685,934

December 31, 2024	US$	AUD$
Cash	434,627	39,359
Accounts receivable	291	84,240
Marketable securities	10,000,000	1,350,000
Accounts payable and accrued liabilities	(206,452)	(142,452)
Convertible debentures	(21,044,248)	—
Net balance	(10,815,782)	1,331,147